Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000259775
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2070 Fund
Class Name	I Class
Trading Symbol	TRYQX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement Blend 2070 Fund (the "fund") for the period of June 18, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2070 Fund - I Class	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,884,000
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	17.60%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,884
Number of Portfolio Holdings	20

Holdings [Text Block]
Domestic Equity Funds	67.2%
International Equity Funds	28.1
Domestic Bond Funds	0.7
International Bond Funds	0.2
Short-Term and Other	3.8

Largest Holdings [Text Block]
T. Rowe Price Equity Index 500 Fund	29.7%
T. Rowe Price International Equity Index Fund	13.9
T. Rowe Price Value Fund	10.2
T. Rowe Price Growth Stock Fund	9.9
T. Rowe Price Real Assets Fund	6.3
T. Rowe Price International Value Equity Fund	5.4
T. Rowe Price International Stock Fund	3.2
T. Rowe Price Mid-Cap Index Fund	3.1
T. Rowe Price Emerging Markets Discovery Stock Fund	2.9
T. Rowe Price Emerging Markets Stock Fund	2.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000259776
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2070 Fund
Class Name	Investor Class
Trading Symbol	TRPQX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement Blend 2070 Fund (the "fund") for the period of June 18, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2070 Fund - Investor Class	$21	0.44%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,884,000
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	17.60%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,884
Number of Portfolio Holdings	20

Holdings [Text Block]
Domestic Equity Funds	67.2%
International Equity Funds	28.1
Domestic Bond Funds	0.7
International Bond Funds	0.2
Short-Term and Other	3.8

Largest Holdings [Text Block]
T. Rowe Price Equity Index 500 Fund	29.7%
T. Rowe Price International Equity Index Fund	13.9
T. Rowe Price Value Fund	10.2
T. Rowe Price Growth Stock Fund	9.9
T. Rowe Price Real Assets Fund	6.3
T. Rowe Price International Value Equity Fund	5.4
T. Rowe Price International Stock Fund	3.2
T. Rowe Price Mid-Cap Index Fund	3.1
T. Rowe Price Emerging Markets Discovery Stock Fund	2.9
T. Rowe Price Emerging Markets Stock Fund	2.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless